Income taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income taxes
Note 18: - Income taxes

  Fiverr International Ltd.’s subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.

a.	Corporate tax in Israel: Ordinary taxable income is subject to a corporate tax rate of 23% for the years 2022-2024. Refer to Note 18g for tax benefits in Israel.

b.	Income (loss) before income taxes: The following are the domestic and foreign components of the Company’s income (loss) before income taxes for the years ended:

	December 31,
	2024	2023	2022
Domestic income (loss)	$15,004	$9,034	$(62,905)
Foreign loss	(3,116)	(3,980)	(8,005)
Total	$11,888	$5,054	$(70,910)

c.	Tax benefit (Income taxes) are comprised as follows:

	December 31,
	2024	2023	2022
Current taxes	$(10,269)	$(1,373)	$(577)
Deferred taxes	16,627	-	-
Total	$6,358	$(1,373)	$(577)

	December 31,
	2024	2023	2022
Domestic	$6,487	$(1,025)	$(632)
Foreign	(129)	(348)	55
Total	$6,358	$(1,373)	$(577)

d.
Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The principal components of the Company’s deferred tax assets are as follows for the years ended:

	December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$10,015	$12,800
Research and development expenses carryforward	3,200	6,624
Accrued and other	2,545	1,730
Share-based compensation	14,129	10,514
Capped call transaction	5,188	-
Operating lease liabilities	758	903
Acquired Intangible assets	392	-
Total deferred tax asset before valuation allowance	$36,227	$32,571
Valuation allowance	(10,061)	(30,718)
Total deferred tax asset after valuation allowance	$26,166	$1,853
Deferred tax liabilities:
Operating lease ROU assets	(732)	(853)
Acquired Intangible assets	(5,244)	(879)
Accrued and other	(1,495)	(121)
Total deferred tax liability	$(7,471)	$(1,853)
Net deferred taxes	$18,695	$-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized in each tax jurisdiction. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, as of December 31, 2024, the Company recorded a tax asset of $15,863 reflecting tax benefit in Israel mainly due to share-based compensation and utilization of net operating losses in future years.

The reconciliation of the Company’s theoretical income tax expense to actual income tax expense is as follows:

	Year ended December 31,
	2024	2023	2022
Income (loss) before income taxes	$11,888	$5,054	$(70,910)
Statutory tax rate	23%	23%	23%
Theoretical tax benefit (expense)	(2,734)	(1,162)	16,309
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	15,460	15,885	(4,491)
Effect of technological preferred enterprise status (TPE)	1,650	-	-
Effect of entities with different tax rates	(203)	(51)	(145)
Non-deductible expenses	(4,607)	(6,296)	(11,840)
Write-off of NOL due to limitation on utilization	-	(8,305)	-
Uncertain tax provision	(2,532)	(1,111)	(302)
Other	(676)	(333)	(108)
Effective income taxes	$6,358	$(1,373)	$(577)

e.	Net operating loss carryforward:

As of December 31, 2024, the Company had approximately $16,826 Net Operating Losses (“NOL”) attributed to the Israeli entity to be utilized over a period of 5 years. Also, the Company had approximately $33,518 NOL carryforward attributed to the U.S. subsidiaries federal tax. NOLs for U.S. Federal income tax purposes (“Federal NOLs”) generated in the years ended December 31, 2014 through 2017 will begin to expire in 2035 for federal income tax purposes. Federal NOL’s originating before January 1, 2018, are eligible to offset taxable income, if not otherwise limited under Internal Revenue Code (“IRC”) 382 limitations. Federal NOL’s generated after December 31, 2017, have an infinite carryforward period and are subject to 80% deduction limitation based upon pre-NOL deduction taxable income. All of the federal NOL’s of the Company are expected to be subject to certain limitations under 382 following that change in control that occurred upon acquisition of ClearVoice, Working Not Working, Inc. and CreativeLive. Additionally, the Company had approximately $14,567 NOLs carryforward attributed to the U.S. subsidiaries state income tax. NOLs for U.S. State income tax purposes (“State NOLs”) generated in the years ended December 31, 2013 through 2017 will begin to expire in 2034 for state income tax purposes. State NOL’s originating before January 1, 2018, are eligible to offset taxable income. In some states, State NOL’s generated after December 31, 2017, have an infinite carryforward period.

f.	Basis of taxation:

Israel:

In December 2016, the Israeli Knesset passed Amendment 73 to the Investment Law which included a number of changes to the Investment Law regimes through regulations approved on May 1, 2017 and that have come into effect from January 1, 2017.

Applicable benefits under the new regime include:

- Introduction of a benefit regime for "Preferred Technology Enterprises" ("PTE") granting a 12% tax rate in central Israel – on qualified income deriving from Benefited Intellectual Property, subject to a number of conditions being fulfilled, including a minimal amount or ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual income derived from exports to large markets.

- A withholding tax rate of 20% for dividends paid from PTE income (with an exemption from such withholding tax applying to dividends paid to an Israeli company). Such rate may be reduced to 4% on dividends paid to a foreign resident company, subject to certain conditions regarding percentage of foreign ownership of the distributing entity.

The Company evaluated the effect of the adoption of the Amendment 73 and it generally meets the conditions for tax benefits as a “Preferred Technological Enterprise.”

United States:

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was enacted into law. The legislation represents fundamental and dramatic modifications to the U.S. tax system. The Act contains several key tax provisions that will impact the Company’s U.S. subsidiaries, including the reduction of the maximum U.S. federal corporate income tax rate from 35% to 21%, effective January 1, 2018. Other significant changes under the Act include, among others, a one-time repatriation tax on accumulated foreign earnings, a limitation of net operating loss deduction to 80% of taxable income, and indefinite carryover of post-2017 net operating losses. The Act also repeals the corporate alternative minimum tax for tax years beginning after December 31, 2017. Losses generated prior to January 1, 2018 will still be subject to the 20-year carryforward limitation and the alternative minimum tax. Other potential impacts due to the Act include the repeal of the domestic manufacturing deduction, modification of taxation of controlled foreign corporations, a base erosion anti-abuse tax, modification of interest expense limitation rules, modification of limitation on deductibility of excessive executive compensation, and taxation of global intangible low-taxed income.

g.
Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

Management believes that the Company currently qualifies as an "industrial company" under the above law and as such, is entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes.

h.
Tax assessments:

As of December 31, 2024, the Company had open tax years for the periods between 2019 and 2023 in Israel and for the periods between 2020 and 2023 for the U.S. subsidiaries. In Israel, the Company is under the Israeli Tax Authorities audit for the years 2019-2022. The Company has NOL in Israel and the U.S. and R&D credit in the U.S. from prior tax periods which may be subject to examination in future periods. NOLs are subject to tax in future periods.

i.	Uncertain tax positions: A reconciliation of the opening and closing amounts of total unrecognized tax positions is as follows:

	December 31,
	2024	2023
Opening balance	$2,711	$1,433
Decrease related to previous years tax positions	-	-
Increase related to previous years tax positions	203	251
Increase related to current year tax positions	2,617	1,027
Closing balance	$5,531	$2,711

   As of December 31, 2023 unrecognized tax benefit in the amount $1,148 was presented net from deferred tax assets.